UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-l5G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

SPTIF PARENT, LLC
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

     X     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period  January 1, 2021 to  December 31, 2021

Date of Report (Date of earliest event reported)  January 19, 2022

Commission File Number of securitizer:                      025-05395

Central Index Key Number of securitizer:                    0001842283

                                                 Andrew Sossen, (203) 422-8191

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  []

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

         Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: January 19, 2022

SPTIF PARENT, LLC

/s/ Andrew Sossen
Andrew Sossen, Executive Vice President